Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Receivables from financial services	¥ 4,958,063	¥ 4,949,553
Current assets	1,840,699	1,878,938
Non-current assets	3,117,364	3,070,615
Receivables from financial services	4,958,063	4,949,553
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services	5,003,717	4,992,603
Receivables from financial services	5,003,717	4,992,603
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	4,187,420	4,199,715
Receivables from financial services	4,187,420	4,199,715
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services	165,156	184,339
Receivables from financial services	165,156	184,339
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services	651,141	608,549
Receivables from financial services	651,141	608,549
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Receivables from financial services	(34,803)	(31,499)
Receivables from financial services	(34,803)	(31,499)
Allowance for losses on lease residual values [member]
Disclosure of financial assets [line items]
Receivables from financial services	(743)	(1,663)
Receivables from financial services	(743)	(1,663)
Unearned interest income and fees [member]
Disclosure of financial assets [line items]
Receivables from financial services	(10,108)	(9,888)
Receivables from financial services	¥ (10,108)	¥ (9,888)